INCOME TAXES (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Annual effective tax rate	0.00%	0.00%
Statutory federal income tax rate (in percent)	21.00%		21.00%	21.00%